SELLING, GENERAL AND ADMINISTRATIVE COSTS (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of selling, general and administrative costs
A breakdown of selling, general and administrative costs is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Selling costs	349,392	288,538	236,443
General and administrative costs	293,098	272,606	226,137
Total selling, general and administrative costs	642,490	561,144	462,580